LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended		16 Months Ended
	Sep. 30, 2025	May 23, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 20, 2024	Oct. 21, 2024	Jun. 26, 2024	May 20, 2024	Feb. 01, 2024	Apr. 21, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Related Party Transaction [Line Items]
Accumulated deficit	$ (49,037)			$ (39,740)							$ (49,037)	$ (39,740)	$ (49,037)		$ (39,740)	$ (31,533)	$ (49,037)
Cash and cash equivalents	4,055			5,028							4,055	$ 5,028	4,055		5,028	1,808	4,055
Offering expenses			$ 979							$ 546
Proceeds from warrant exercise													0	$ 1	$ 762	$ 12
Series B Common Warrants
Related Party Transaction [Line Items]
Proceeds from warrant exercise						$ 609
Placement agent fees and offering expenses						$ 154
Public Offering
Related Party Transaction [Line Items]
Net proceeds from sale of stock							$ 3,172		$ 4,389
Offering expenses							$ 1,057		$ 1,110
Sale of stock (in shares)			202,000				3,529		1,495
Sale of stock, price per share (in usd per share)			$ 3.60				$ 31.11		$ 243.10
ATM
Related Party Transaction [Line Items]
Net proceeds from sale of stock	$ 5,858			$ 3,467							$ 1,565		$ 2,475
Offering expenses																	$ 308
Sale of stock, maximum value of shares offered		$ 1,759			$ 322			$ 10,000
Sale of stock, agent compensation, percentage								3.00%
Sale of stock (in shares)											771,927	325,618	1,354,481				1,680,099
ATM | Weighted Average
Related Party Transaction [Line Items]
Sale of stock, price per share (in usd per share)	$ 3.67			$ 11.07							$ 3.67	$ 11.07	$ 3.67		$ 11.07		$ 3.67
Public offerings
Related Party Transaction [Line Items]
Net proceeds from sale of stock			$ 4,020
Offering expenses			$ 979